Average Annual Total Returns{- Fidelity® Short-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Short-Term Treasury Bond Index Fund	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Past 10 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Past 10 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 10 years	LB154 Past 1 year	LB154 Past 5 years	LB154 Past 10 years
Total	4.40%	2.31%	1.73%	3.75%	1.68%	1.18%	2.63%	1.50%	1.11%	4.38%	2.35%	1.79%